Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 4,183
Ending balance		4,454		$ 4,183
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,300		6,701
Impact from adoption IFRS 16	[1],[2]			1,965
Additions/lease modifications		1,221		996
Disposals	[3]	(717)		(398)
Foreign exchange and other		(232)		36
Ending balance		9,572		9,300
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,117)		(4,646)
Disposals	[3]	706		360
Depreciation		791		801
Foreign exchange and other	[4]	(84)		30
Ending balance		(5,118)		(5,117)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		112
Ending balance		99		112
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		112		109
Additions/lease modifications				8
Disposals	[3]	(6)		(6)
Foreign exchange and other		(7)		1
Ending balance		99		112
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		518
Ending balance		487		518
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,454		1,534
Impact from adoption IFRS 16				(23)
Additions/lease modifications		52		53
Disposals	[3]	(44)		(116)
Foreign exchange and other		(108)		6
Ending balance		1,354		1,454
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(936)		(961)
Disposals	[3]	46		93
Depreciation		52		64
Foreign exchange and other	[4]	(75)		4
Ending balance		(867)		(936)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		593
Ending balance		568		593
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,481		2,470
Impact from adoption IFRS 16				(65)
Additions/lease modifications		193		168
Disposals	[3]	(349)		(104)
Foreign exchange and other		(33)		12
Ending balance		2,292		2,481
Computer equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,888)		(1,786)
Impact from adoption IFRS 16	[1],[2]			(27)
Disposals	[3]	345		100
Depreciation		217		218
Foreign exchange and other	[4]	(36)		11
Ending balance		(1,724)		(1,888)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		224
Ending balance		214		224
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		904		973
Additions/lease modifications		53		41
Disposals	[3]	(245)		(122)
Foreign exchange and other		(27)		12
Ending balance		685		904
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(680)		(742)
Disposals	[3]	245		120
Depreciation		51		52
Foreign exchange and other	[4]	(15)		6
Ending balance		(471)		(680)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		519
Ending balance		603		519
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,769		1,615
Additions/lease modifications		192		167
Disposals		(44)		(28)	[3]
Foreign exchange and other		24		15
Ending balance		1,941		1,769
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,250)		(1,157)
Disposals	[3]	41		25
Depreciation		105		107
Foreign exchange and other	[4]	24		11
Ending balance		(1,338)		(1,250)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	2,217
Ending balance	[1]	2,483		2,217
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	2,580
Impact from adoption IFRS 16	[1],[2]			2,053
Additions/lease modifications	[1]	731		559
Disposals	[1]	(29)	[3]	(22)
Foreign exchange and other	[1]	(81)		(10)
Ending balance	[1]	3,201		2,580
Right-of-use assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	(363)
Impact from adoption IFRS 16	[1],[2]			27
Disposals	[3]	29		22
Depreciation	[1]	366		360
Foreign exchange and other	[1]	18		(2)
Ending balance	[1]	$ (718)		$ (363)

[1]	Effective November 1, 2019, we adopted IFRS 16 Leases, recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (refer to Note 1).
[2]	Includes net book value of buildings transferred to right-of-use assets.
[3]	Includes fully depreciated assets written off.
[4]	Includes impairment charges.